ORGANIZATION AND BASIS OF PRESENTATION (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 06, 2023	May 31, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 05, 2024	Dec. 31, 2023	Dec. 01, 2023
ORGANIZATION AND BASIS OF PRESENTATION
Common stock, shares authorized (in shares)			245,000,000	70,000,000		70,000,000
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)			5,000,000	5,000,000		5,000,000
Preferred stock, par value (in dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Percentage of interest on additional interest and penalty on exercise tax liability			10.00%	10.00%
Percentage of excise tax payable			5.00%	5.00%
Penalty percentage of the total liability			25.00%	25.00%
Accrued interest and penalty			$ 126,722	$ 126,722
Roth Ch Acquisition Co
ORGANIZATION AND BASIS OF PRESENTATION
Number of shares exercised to redeem		8,989,488		8,989,488
Value of shares exercised to redeem		$ 93,010,772		$ 93,010,772
Exercised right to redeem					11,162,973	927,715	927,715
Estimated potential excise tax liability			$ 1,029,003	$ 1,029,003
Percentage of excise tax liability calculated			1.00%	1.00%
Solis Partners
ORGANIZATION AND BASIS OF PRESENTATION
Common stock, shares authorized (in shares)	190,000,000
Common stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001
Member interests converted and exchanged for shares	5,000,000